SHARE-BASED PAYMENTS - Schedule of Long-term Share Unit Aware Incentive Plan (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	1,893	2,171
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	672	780
Weighted average remaining contractual life of outstanding other equity instruments (years)	3 years	3 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	1,194	1,359
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	27	32